Commitments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total	$ 3,078	$ 0
Within one year
Disclosure Of Finance Lease And Operating Lease By Lessor [Line Items]
Total	$ 3,078	$ 0